UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2012

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        TPG Group Holdings (SBS) Advisors, Inc.
Address:     c/o TPG Global, LLC
             301 Commerce Street, Suite 3300
             Fort Worth, TX 76102

Form  13F  File  Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:      Ronald Cami
Title:     General Counsel
Phone:    (817) 871-4000

   Signature, Place, and Date of Signing:

   /s/ Ronald Cami              Fort Worth, Texas           August 14, 2012
---------------------------


*TPG Group Holdings (SBS) Advisors, Inc. (the "Reporting Manager") does not serve as adviser to all of the owners of, or have formal investment discretion with respect to, the securities in the indicated rows, but may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion and related entities.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g) or 16(a) of the Exchange Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:     0
Form 13F Information Table Entry Total:     12
Form 13F Information Table Value Total:     $4,383,652
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

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                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
--------------------------- -------------- --------- --------- -------------------- ---------- -------- ----------------------------
                                                       VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE       SHARED    NONE
--------------------------- -------------- --------- --------- ----------- --- ---- ---------- -------- ----------- ----------- ----
Agria Corp.                 Sponsored ADR  00850H103     4,412   4,325,000 SH       DEFINED*              4,325,000           0    0
Amyris Inc.                 Com            03236M101    14,453   3,262,450 SH       DEFINED*              3,262,450           0    0
Armstrong World Inds. Inc.  Com            04247X102   368,160   7,489,020 SH       DEFINED*              7,489,020           0    0
New
Biocryst Pharmaceuticals    Com            09058V103     4,614   1,162,269 SH       DEFINED*              1,162,269           0    0
CIT Group Inc.              Com New        125581801    29,152     817,959 SH       DEFINED*                817,959           0    0
Everbank Finl Corp          Com            29977G102    84,460   7,770,027 SH       DEFINED*              7,770,027           0    0
Freescale Semiconductor     Shs Old        G3727Q101 2,010,403 196,136,895 SH       OTHER*                        0 196,136,895    0
Hldg
Genomic Health Inc.         Com            37244C101    47,103   1,410,273 SH       DEFINED*              1,410,273           0    0
Graphic Packaging Hldg.     Com            388689101   726,874 132,158,875 SH       DEFINED*            132,158,875           0    0
Co.
LPL Invt. Hldgs. Inc.       Com            50213H100   910,445  26,960,185 SH       DEFINED*             26,960,185           0    0
Parkway Pptys Inc.          Com            70159Q104    49,192   4,300,000 SH       DEFINED*              4,300,000           0    0
Schiff Nutrition Intl. Inc. Com            806693107   134,384   7,486,574 SH       DEFINED*              7,486,574           0    0
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